N-4	Dec. 31, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Penn Mutual Variable Annuity Account III
Entity Central Index Key	0000702184
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]
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FEES AND EXPENSES

Charges for Early Withdrawals
Each series of the Contract provides for different Surrender Charge Periods and percentages.

Smart Foundation Prime — If you surrender your Contract or withdraw money from within 7 years following your last Purchase Payment, you will be assessed a Surrender Charge of up to 8% of Purchase Payments withdrawn.

Smart Foundation Flex — If you surrender your Contract or withdraw money from within 4 years following your last Purchase Payment, you will be assessed a Surrender Charge of up to 8% of Purchase Payments withdrawn.

Smart Foundation Plus — If you surrender your Contract or withdraw money from within 9 years following your last Purchase Payment, you will be assessed a Surrender Charge of up to 8% of Purchase Payments withdrawn. In addition, a Purchase Payment Enhancement may be forfeited upon withdrawal or surrender.

For example, if you make a withdrawal in the first year from any of the types of Smart Foundation Contracts, you could pay a Surrender Charge of up to $8,000 on a $100,000 investment.

In addition, if you take a withdrawal from a Fixed Interest Option that has an Interest Period of more than one year, then the Company may impose a Premature Withdrawal Charge on the amount withdrawn of up to
1
⁄
4
of the Fixed Interest Option’s interest rate, in addition to Surrender Charges. If you make a withdrawal in the first year from the Fixed Interest Option, you could pay total withdrawal charges of up to $10,000 on a $100,000 investment.

For more detailed information, see “
Surrender Charge
” and “
Premature Withdrawal Charge
” under “
What Are the Fees and Charges Under the Contract?
” in this Prospectus.

Transaction Charges
In addition to Surrender and Premature Withdrawal Charges, you may also be charged for other transactions, such as transfers between Investment Options. The transfer fee is currently $0. The transfer fee would not exceed $20.

For more detailed information, see “
Table of Fees and Expenses;
” “
What Are the Fees and Charges Under the Contract?
”

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract 1 (varies by Contract series)	1.40%	1.65%
	Investment Options (Fund fees and expenses) 2	0.35%	1.33%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) 3	0.35%	2.05%

1
  Expressed as an annual percent of Contract Value.
2
  Expressed as an annual percentage of daily net assets in the Fund. This range is for the year ended December 31, 2023, and could change from year to year.
3
  Expressed as an annual percentage of the applicable benefit base or Variable Account Value, depending on the optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year
, based on current
charges
. The estimate assumes that you do not take withdrawals from the Contract, which could add Surrender and Premature Withdrawal Charges that substantially increase costs
.

Lowest Annual Cost: $1,778	Highest Annual Cost: $6,409

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of Contract series and Fund fees and expenses

•   No optional benefits

•   No sales charges

•   No additional Purchase Payments or Purchase Payment Enhancements, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of Contract series, optional benefits and Fund fees and expenses

•   No sales charges

•   No additional Purchase Payments or Purchase Payment Enhancements, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Each series of the Contract provides for different Surrender Charge Periods and percentages.

Smart Foundation Prime — If you surrender your Contract or withdraw money from within 7 years following your last Purchase Payment, you will be assessed a Surrender Charge of up to 8% of Purchase Payments withdrawn.

Smart Foundation Flex — If you surrender your Contract or withdraw money from within 4 years following your last Purchase Payment, you will be assessed a Surrender Charge of up to 8% of Purchase Payments withdrawn.

Smart Foundation Plus — If you surrender your Contract or withdraw money from within 9 years following your last Purchase Payment, you will be assessed a Surrender Charge of up to 8% of Purchase Payments withdrawn. In addition, a Purchase Payment Enhancement may be forfeited upon withdrawal or surrender.

For example, if you make a withdrawal in the first year from any of the types of Smart Foundation Contracts, you could pay a Surrender Charge of up to $8,000 on a $100,000 investment.

In addition, if you take a withdrawal from a Fixed Interest Option that has an Interest Period of more than one year, then the Company may impose a Premature Withdrawal Charge on the amount withdrawn of up to
1
⁄
4
of the Fixed Interest Option’s interest rate, in addition to Surrender Charges. If you make a withdrawal in the first year from the Fixed Interest Option, you could pay total withdrawal charges of up to $10,000 on a $100,000 investment.

For more detailed information, see “
Surrender Charge
” and “
Premature Withdrawal Charge
” under “
What Are the Fees and Charges Under the Contract?
” in this Prospectus.

Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
In addition to Surrender and Premature Withdrawal Charges, you may also be charged for other transactions, such as transfers between Investment Options. The transfer fee is currently $0. The transfer fee would not exceed $20.

For more detailed information, see “
Table of Fees and Expenses;
” “
What Are the Fees and Charges Under the Contract?
”

Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract 1 (varies by Contract series)	1.40%	1.65%
	Investment Options (Fund fees and expenses) 2	0.35%	1.33%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) 3	0.35%	2.05%

1
  Expressed as an annual percent of Contract Value.
2
  Expressed as an annual percentage of daily net assets in the Fund. This range is for the year ended December 31, 2023, and could change from year to year.
3
  Expressed as an annual percentage of the applicable benefit base or Variable Account Value, depending on the optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year
, based on current
charges
. The estimate assumes that you do not take withdrawals from the Contract, which could add Surrender and Premature Withdrawal Charges that substantially increase costs
.

Lowest Annual Cost: $1,778	Highest Annual Cost: $6,409

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of Contract series and Fund fees and expenses

•   No optional benefits

•   No sales charges

•   No additional Purchase Payments or Purchase Payment Enhancements, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of Contract series, optional benefits and Fund fees and expenses

•   No sales charges

•   No additional Purchase Payments or Purchase Payment Enhancements, transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.40%	[1]
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.65%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of Contract Value.
Investment Options (of Other Amount) Minimum [Percent]	0.35%	[2]
Investment Options (of Other Amount) Maximum [Percent]	1.33%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Fund. This range is for the year ended December 31, 2023, and could change from year to year.
Optional Benefits Minimum [Percent]	0.35%	[3]
Optional Benefits Maximum [Percent]	2.05%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base or Variable Account Value, depending on the optional benefit.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,778 Highest Annual Cost: $6,409
Lowest Annual Cost [Dollars]	$ 1,778
Highest Annual Cost [Dollars]	$ 6,409
Lowest Annual Cost Footnotes [Text Block]
Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of Contract series and Fund fees and expenses

•   No optional benefits

•   No sales charges

•   No additional Purchase Payments or Purchase Payment Enhancements, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of Contract series, optional benefits and Fund fees and expenses

•   No sales charges

•   No additional Purchase Payments or Purchase Payment Enhancements, transfers or withdrawals

Risks [Table Text Block]

RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of your Purchase Payments (principal). For more detailed information, see “ Summary of Principal Risks of Investing in the Contract. ”
Not a Short-Term Investment
The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Surrender Charge and Premature Withdrawal Charge may apply in certain circumstances and any withdrawals may also be subject to forfeiture of Purchase Payment Enhancements, potentially significant reduction in the Standard Death Benefit, potentially significant reduction in or loss of optional benefits, and/or federal and state income taxes and tax penalties.

For more detailed information, see “
Summary of Principal Risks of Investing in the Contract.
”

Risks Associated with Investment Options
•   An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose, and the value of an investment can vary depending on the performance of the Funds.

•   Each Investment Option (the Variable Investment Options and the Fixed Account Options) has its own unique risks. You should review these Investment Options before making an investment decision. The performance of the Funds will vary among each other, may underperform similar mutual funds not available through the Variable Investment Options, and some are riskier than others.

•  A discussion of the risk of allocating your investment
to
one or more Funds can be found in the prospectuses for the Funds. You should review the prospectuses for the Funds before making an investment decision.

For more detailed information, see “
Summary of Principal Risks of Investing in the Contract;
” “
Appendix A – Funds Available Under the Contract;
” “
Appendix B – Fixed Account Options.
”

Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including:

•  Any obligations, guarantees, and benefits of the Contract (including the Fixed Account Options, the Standard Death Benefit, and the optional Rider benefits), are subject to the claims-paying ability and financial strength of the Company.

•  There are risks relating to the Company’s administration of the Contract, including, among others, cybersecurity and infectious disease outbreak risks.

•  If the Company experiences financial distress, it may not be able to meet its obligations to you.

•  More information about the Company, including its financial strength ratings, is available upon request from the Company at 1-800-523-0650.

For more detailed information, see “
The Penn Mutual Life Insurance Company;
” “
Financial Statements;
” “
Insurance Company Risks
” under “
Summary of Principal Risks of Investing in the Contract;
” “
Other Information.
”

Investment Restrictions [Text Block]
•   You can allocate your Purchase Payments to the Variable Investment Options (that invest in the Funds) or the Fixed Account Options.

•   The minimum amount that may be transferred is $250 or, if less, the total amount held in the Investment Option.

•   The Company reserves the right to remove or substitute any of the Funds as Investment Options that are available under the Contract.

•   In addition, we may limit your ability to make transfers involving the Variable Investment Options if it is believed that a transfer may disadvantage or potentially harm or hurt the rights or interests of other Contract Owners.

•   We will also reject or reverse a transfer request if for any reason any of the Funds do not accept the purchase of its shares.

•   Amounts held in the Fixed Interest Options may not be transferred to another Investment
Option
prior to the end of the Fixed Interest Option’s Interest Period, which could be up to 7 years. In addition, amounts withdrawn from a Fixed Interest Option with an Interest Period of longer than one year will be subject to a Premature Withdrawal Charge.

•   Purchase Payment Enhancements may be forfeited upon Contract cancellation, withdrawal, surrender, and death.

For more detailed information, see “
How Do I Change the Contract’s Investment Allocations?;
” “
Appendix B – Fixed Account Options;
” and “
Smart Foundation Plus (Extended Surrender Charge Period with Purchase Payment Enhancements Base Contract Option).
”

Optional Benefit Restrictions [Text Block]
The Contract offers a selection of optional benefits.

•   Optional benefits may limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future.

•   Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.

•   We may modify or stop offering an optional benefit at any time, and the availability of such benefits may vary by state.

For more detailed information, see “
What Are the Supplemental Riders and Benefits That Are Available?
”

Tax Implications [Text Block]
•   Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•   If you purchase the Contract through a tax-qualified plan or individual retirement account (“IRA”), you do not get any additional tax benefit.

•   Withdrawals from your Contract are taxed at ordinary income tax rates, and may be subject to a tax penalty before age 59
1
/
2
.

For more detailed information, see “
Summary of Principal Risks of Investing in the Contract – Taxes and Tax Risks;
” “
How Is the Contract Treated Under Federal Income Tax Law?
”

Investment Professional Compensation [Text Block]
Your financial professional may receive compensation for selling this Contract to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and the Company may share the revenue it earns on this Contract with the professional’s firm. (Your financial professional may be your broker, investment adviser, insurance agent, or someone else).

For these reasons, these financial professionals may have a financial incentive to recommend this Contract over another annuity contract or investment.

For more detailed information, see “
Distribution Arrangements.
”

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.

For more detailed information, see “
How Do I Purchase the Contract? – Tax Free ‘Section 1035’ Insurance Contract Exchanges.
”

Item 4. Fee Table [Text Block]
T
ABLE
OF
F
EES
AND
E
XPENSES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted
1
.
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Surrender Charges (as a percentage of Purchase Payment surrendered)	8.00% 2
Premature Withdrawal Charge (as a percentage of Fixed Interest Option withdrawal)	1/4 x Fixed Interest Option Rate 3
Maximum Transfer Fee	$20 4

1	As of the date of this Prospectus state premium taxes generally range from 0.00% to 4.265%.
2
Surrender Charges are expressed as a percentage of the amount of the Purchase Payment surrendered and may vary by state. The percentage charge we use is determined by the number of years since receipt of the Purchase Payment to which the charge relates if you make a withdrawal or surrender your Contract to receive its cash value.

	Base Contract Option
Number of full years since Purchase Payment	Smart Foundation Prime	Smart Foundation Flex	Smart Foundation Plus

0	8.0%	8.0%	8.0%

1	7.0%	7.0%	8.0%

2	6.0%	6.0%	8.0%

3	5.0%	5.0%	7.0%

4	4.0%	0.0%	6.0%

5	3.0%	0.0%	5.0%

6	1.5%	0.0%	4.0%

7	0.0%	0.0%	3.0%

8	0.0%	0.0%	2.0%

9	0.0%	0.0%	0.0%

3	Applies to amounts withdrawn during the Interest Period from Fixed Interest Options with Interest Periods greater than one year.
4
The transfer fee currently is $0. The Company reserves the right to restrict frequency of transfers or market timing at its sole discretion, and to impose a transfer fee in the future. Any transfer fee we impose would not exceed $20.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below. The charges shown below represent the maximum fees for each of the optional benefits. The current charges are shown in the accompanying footnotes.
Annual Contract Expenses

Administrative Expenses	$40 1

	Base Contract Option
	Smart Foundation Prime	Smart Foundation Flex	Smart Foundation Plus
Base Contract Expenses (as a percentage of Variable Account Value 2	1.40%	1.65%	1.60%

Optional Benefit Expenses (as a percentage of benefit base or Variable Account Value as applicable) 3 :

Guaranteed Growth and Income Benefit	2.00	% 4
Inflation Protector Withdrawal Benefit	2.50	% 5
Enhanced Death Benefit	0.75	% 6
Guaranteed Minimum Accumulation Benefit	1.00	% 7
Guaranteed Minimum Accumulation Benefit II	1.50	% 8

1	You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is $50,000 or more.
2	Amount shown does not include any optional benefit Riders.
3	Optional benefits may not be added to a Smart Foundation Flex Variable Annuity Contract purchased on or after May 27, 2016. Optional benefit expenses may vary by state.
4
The annual charge for the current Guaranteed Growth and Income Benefit VIII Rider (for Riders purchased on or after May 1, 2024) is 1.65% for a Single Life Guarantee and 1.80% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit VI and VII Rider for Contracts purchased on or after November 2, 2020 and prior to May 1, 2024, is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit II, III, IV, and V Rider for Contracts purchased after March 15, 2013 and prior to November 2, 2020, is 1.10% for a Single Life Guarantee and 1.25% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit I Rider for Contracts purchased on or prior to March 15, 2013, is 1.05% for a Single Life Guarantee and 1.25% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis. Please see “Appendix D: State Variations” for details on state variations.

5
The annual charge for the current Inflation Protector Withdrawal Benefit VI Rider (for Riders purchased on or after May 1 2024) is 1.80% for a Single Life Guarantee and 2.05% for a Joint Life Guarantee. The annual charge for the Inflation Protector Withdrawal Benefit IV and V Rider for Contracts purchased on or after November 2, 2020 and prior to May 1, 2024, is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The annual charge for the Inflation Protector Withdrawal Benefit I, II, and III Rider for Contracts purchased prior to November 2, 2020, is 1.25% for a Single Life Guarantee and 1.50% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis. Please see “Appendix D: State Variations” for details on state variations.

6
The current annual charge for the Enhanced Death Benefit Rider is 0.35% if purchased stand-alone or 0.20% if purchased in combination with the Guaranteed Growth and Income Benefit Rider or the Inflation Protector Withdrawal Benefit Rider. The charge is expressed as an annual percentage; it will be assessed on the Enhanced Death Benefit Base and will be deducted from the Contract Value on a quarterly basis.

7
The current annual charge for the Guaranteed Minimum Accumulation Benefit Rider is 0.60%. The charge will be assessed on the Variable Account Value and will be deducted from the Contract Value annually. The Rider is no longer available with new Contracts.

8
The current annual charge for the Guaranteed Minimum Accumulation Benefit II Rider is 0.90%. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Benefit Base and will be deducted from the Contract Value on a quarterly basis.

Funds’ Annual Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Fund expenses may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.

Annual Fund Expenses 1	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.35%	1.33%

1
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2023. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents, and is based on the expenses of each Fund’s most recently completed fiscal year.

E
XAMPLES
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The examples assume that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. The maximum expenses examples assume the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. The minimum expenses examples assume the least expensive annual Fund expenses and that no optional benefits are purchased. The example for Smart Foundation Plus Base Contract Option assumes that a 4.00% Purchase Payment Enhancement was applied to the Contract Value at the time of issue. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Maximum Expenses Examples
If you surrender your Contract at the end of the applicable time period and have purchased optional benefits with maximum charges
1
:

Base Contract Option	One Year	Three Years	Five Years	Ten Years
Smart Foundation Prime	$13,086	$23,233	$33,628	$61,545
Smart Foundation Flex	$13,311	$23,871	$31,311	$63,135
Smart Foundation Plus	$13,609	$26,516	$37,552	$65,333
If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased optional benefits with maximum charges
1
:

Base Contract Option	One Year	Three Years	Five Years	Ten Years
Smart Foundation Prime	$5,966	$18,033	$30,270	$61,545
Smart Foundation Flex	$6,211	$18,713	$31,311	$63,135
Smart Foundation Plus	$6,409	$19,321	$32,348	$65,333
Minimum Expenses Examples
If you surrender your Contract at the end of the applicable time period and have not purchased any optional benefits
2
:

Base Contract Option	One Year	Three Years	Five Years	Ten Years
Smart Foundation Prime	$8,978	$10,911	$13,089	$20,624
Smart Foundation Flex	$9,230	$11,675	$10,778	$23,272
Smart Foundation Plus	$9,259	$13,567	$16,342	$23,658
If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any optional benefits
2
:

Base Contract Option	One Year	Three Years	Five Years	Ten Years
Smart Foundation Prime	$1,778	$5,511	$9,489	$20,624
Smart Foundation Flex	$2,030	$6,275	$10,778	$23,272
Smart Foundation Plus	$2,059	$6,367	$10,942	$23,658

1
Combining the Inflation Protector Withdrawal Benefit Rider with Enhanced Death Benefit Rider will result in the highest possible maximum Rider Charges of 3.25%. This Example also assumes maximum Fund expenses of 1.33%.

2	Assumes that no optional benefit Riders are purchased and minimum Fund expenses of 0.35%.
Certain Contract charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws. Although some Funds may have expense limitation agreements, the operating expenses of the Funds are not guaranteed and may increase or decrease over time.

Transaction Expenses [Table Text Block]
Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Surrender Charges (as a percentage of Purchase Payment surrendered)	8.00% 2
Premature Withdrawal Charge (as a percentage of Fixed Interest Option withdrawal)	1/4 x Fixed Interest Option Rate 3
Maximum Transfer Fee	$20 4

1	As of the date of this Prospectus state premium taxes generally range from 0.00% to 4.265%.
2
Surrender Charges are expressed as a percentage of the amount of the Purchase Payment surrendered and may vary by state. The percentage charge we use is determined by the number of years since receipt of the Purchase Payment to which the charge relates if you make a withdrawal or surrender your Contract to receive its cash value.

	Base Contract Option
Number of full years since Purchase Payment	Smart Foundation Prime	Smart Foundation Flex	Smart Foundation Plus

0	8.0%	8.0%	8.0%

1	7.0%	7.0%	8.0%

2	6.0%	6.0%	8.0%

3	5.0%	5.0%	7.0%

4	4.0%	0.0%	6.0%

5	3.0%	0.0%	5.0%

6	1.5%	0.0%	4.0%

7	0.0%	0.0%	3.0%

8	0.0%	0.0%	2.0%

9	0.0%	0.0%	0.0%

3	Applies to amounts withdrawn during the Interest Period from Fixed Interest Options with Interest Periods greater than one year.
4
The transfer fee currently is $0. The Company reserves the right to restrict frequency of transfers or market timing at its sole discretion, and to impose a transfer fee in the future. Any transfer fee we impose would not exceed $20.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%	[4]
Exchange Fee, Footnotes [Text Block]	The transfer fee currently is $0. The Company reserves the right to restrict frequency of transfers or market timing at its sole discretion, and to impose a transfer fee in the future. Any transfer fee we impose would not exceed $20.
Other Transaction Fee, Current [Dollars]	$ 20	[5]
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

Administrative Expenses	$40 1

	Base Contract Option
	Smart Foundation Prime	Smart Foundation Flex	Smart Foundation Plus
Base Contract Expenses (as a percentage of Variable Account Value 2	1.40%	1.65%	1.60%

Optional Benefit Expenses (as a percentage of benefit base or Variable Account Value as applicable) 3 :

Guaranteed Growth and Income Benefit	2.00	% 4
Inflation Protector Withdrawal Benefit	2.50	% 5
Enhanced Death Benefit	0.75	% 6
Guaranteed Minimum Accumulation Benefit	1.00	% 7
Guaranteed Minimum Accumulation Benefit II	1.50	% 8

1	You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is $50,000 or more.
2	Amount shown does not include any optional benefit Riders.
3	Optional benefits may not be added to a Smart Foundation Flex Variable Annuity Contract purchased on or after May 27, 2016. Optional benefit expenses may vary by state.
4
The annual charge for the current Guaranteed Growth and Income Benefit VIII Rider (for Riders purchased on or after May 1, 2024) is 1.65% for a Single Life Guarantee and 1.80% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit VI and VII Rider for Contracts purchased on or after November 2, 2020 and prior to May 1, 2024, is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit II, III, IV, and V Rider for Contracts purchased after March 15, 2013 and prior to November 2, 2020, is 1.10% for a Single Life Guarantee and 1.25% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit I Rider for Contracts purchased on or prior to March 15, 2013, is 1.05% for a Single Life Guarantee and 1.25% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis. Please see “Appendix D: State Variations” for details on state variations.

5
The annual charge for the current Inflation Protector Withdrawal Benefit VI Rider (for Riders purchased on or after May 1 2024) is 1.80% for a Single Life Guarantee and 2.05% for a Joint Life Guarantee. The annual charge for the Inflation Protector Withdrawal Benefit IV and V Rider for Contracts purchased on or after November 2, 2020 and prior to May 1, 2024, is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The annual charge for the Inflation Protector Withdrawal Benefit I, II, and III Rider for Contracts purchased prior to November 2, 2020, is 1.25% for a Single Life Guarantee and 1.50% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis. Please see “Appendix D: State Variations” for details on state variations.

6
The current annual charge for the Enhanced Death Benefit Rider is 0.35% if purchased stand-alone or 0.20% if purchased in combination with the Guaranteed Growth and Income Benefit Rider or the Inflation Protector Withdrawal Benefit Rider. The charge is expressed as an annual percentage; it will be assessed on the Enhanced Death Benefit Base and will be deducted from the Contract Value on a quarterly basis.

7
The current annual charge for the Guaranteed Minimum Accumulation Benefit Rider is 0.60%. The charge will be assessed on the Variable Account Value and will be deducted from the Contract Value annually. The Rider is no longer available with new Contracts.

8
The current annual charge for the Guaranteed Minimum Accumulation Benefit II Rider is 0.90%. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Benefit Base and will be deducted from the Contract Value on a quarterly basis.

Administrative Expense, Current [Dollars]	$ 40	[6]
Administrative Expense, Footnotes [Text Block]	You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is $50,000 or more.
Optional Benefit Expense, Footnotes [Text Block]	Optional benefits may not be added to a Smart Foundation Flex Variable Annuity Contract purchased on or after May 27, 2016. Optional benefit expenses may vary by state.
Item 5. Principal Risks [Table Text Block]
S
UMMARY
OF
P
RINCIPAL
R
ISKS
OF
I
NVESTING
IN
THE
C
ONTRACT
Many benefits of the Smart Foundation Variable Annuity Contract have a corresponding risk, and both benefits and risks should be considered before you purchase a Contract. More complete and detailed information about these features is provided later in this Prospectus and in the SAI.
Investment Risk
The value of your Contract, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Contract Value. If the Variable Investment Options you select for your Contract perform poorly you could lose money, including some or all of the Purchase Payments made. Each Variable Investment Option invests in an underlying Fund, and a comprehensive discussion of the investment risks of each of the Funds may be found in the prospectus for each of the Funds.
Each Fund has its own investment objective and investment strategy. The performance of each will vary, and some Funds are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Funds. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your investment allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Fund carefully.
The value of your Contract may also be invested in Fixed Account Options. Purchase Payments and Contract Value allocated to the Fixed Account Options may be kept there for an extended period of time due to restrictions on transfers out of the Fixed Account Options. There is a risk that other Investment Options will perform more favorably than the Fixed Account Options while your Contract Value remains there. There is also the risk that the Fixed Account Options will not be credited with an interest rate higher than the minimum guaranteed interest rate.
In addition, a variable annuity is designed to provide for the accumulation of retirement savings or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable annuities unsuitable as a short-term savings vehicle.

Liquidity Risk; Limitations on Access to Contract Value
The Contract is generally not a liquid investment. Depending on the Contract you select, Surrender Charges will apply for up to 9 years following your last Purchase Payment. The Contract is designed for long-term investment. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Contract Value through surrenders and partial withdrawals, including Surrender Charges, Premature Withdrawal Charges, possible tax consequences, adverse impacts on Contract benefits, and administrative requirements.
You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to income taxes, including a tax penalty if you are younger than age 59
1
/
2
. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under the Standard Death Benefit as well as certain optional benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
Withdrawals and surrender may result in the forfeiture of Purchase Payment Enhancements.

Risks Relating to Purchase Payment Enhancements
If you elect the Smart Foundation Plus Base Contract Option, we will credit a Purchase Payment Enhancement to your Contract every time you make a Purchase Payment. Contract expenses are higher than the Smart Foundation Prime Contract, and higher than other annuity contracts we offer without a Purchase Payment Enhancement feature. The benefit of the Purchase Payment Enhancement may be more than offset by the higher expenses, relative to other annuity contracts we offer. The Purchase Payment Enhancement may be forfeited upon Contract cancellation, withdrawal, surrender, and death.

Risk of an Increase in Fees and Expenses
Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See “Table of Fees and Expenses” above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason.
In addition, the operating expenses of the Funds are not guaranteed and may increase (or decrease). Although some Funds may have expense limitation agreements, those agreements are temporary.

Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Contract is complex and subject to change. The tax considerations discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. Changes in the law could adversely affect the current tax advantages of purchasing the Contract.
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). We reserve the right to make changes in the Contract in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Contract. You may wish to consult counsel or other tax advisers for more complete information.

Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Contract Owners. We have limitations and restrictions on transfer activity but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Contract Owners. Potentially harmful transfer activity could result in reduced performance results for one or more Variable Investment Options, due to among other things:

•	fund management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;

•	increased administrative and fund brokerage expenses; and/or

•	dilution of the interests of long-term investors.
A Fund may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.

Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).
Unlike the assets in our Separate Account, the assets in our general account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other business. Our ability to pay general account guarantees, including amounts under the Fixed Account Options, the death benefit, optional Rider benefits, and other insurance guarantees, is subject to our financial strength and claims paying ability.

Optional Benefit Risks
There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. If you select an optional benefit, you may be subject to investment restrictions, which means you may not be permitted to invest in certain Investment Options or you may be permitted to invest in certain Investment Options only to a limited extent. Failing to satisfy applicable investment restrictions may result in the termination of your optional benefit. We impose investment restrictions to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the investment restrictions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. Optional benefits are designed to provide a minimum guarantee, and the likelihood of the Company paying this minimum may be reduced given the restrictions under the Rider, including those relating to investment restrictions.
There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. If you take a withdrawal from your Contract, the withdrawal may significantly reduce the benefits under the Rider, perhaps by more than the amount of the withdrawal, and could terminate the optional benefit. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you.

Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct Contract activity. As such, Contract activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man-made disasters, hacking, criminal activity, pandemics, utility outages, geo-political or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks.
Cyberattacks may interfere with Contract transaction processing, or cause the release, modification, and/or destruction of Contract Owner or business information including the securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting Contracts that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures, and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability, and privacy of Contract Owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Contract Owner data including, but not limited to, antivirus and anti-malware software, periodic vulnerability assessments and penetration tests, and comprehensive business continuity planning. There can be no assurance that these policies, procedures, and controls will be effective or successful.

Item 10. Benefits Available (N-4) [Text Block]
Summary of Benefits
The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Guarantees Beneficiaries will receive a benefit at least equal to your Purchase Payments less adjusted withdrawals	Standard	No additional charge	• Withdrawals could significantly reduce benefit • Purchase Payment Enhancement credited to the Contract Value within the 12-month period preceding the date of death will be forfeited
Enhanced Death Benefit	Provides an enhanced Death Benefit by locking in market gains on each Contract Anniversary until age 80	Optional	0.75% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals could significantly reduce or terminate benefit

•  You may not allocate to Fixed Interest Options under the terms of the Rider

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Guaranteed Growth and Income Benefit
Provides lifetime income as a percent of the Withdrawal Benefit Base, which grows with 7% simple interest (for currently offered Rider) for 10 years or until the start of Lifetime Withdrawals (if sooner), and periodically locks in market gains by the use of Automatic Annual Step-Ups.
		Optional	2.00% (as a percentage of the benefit base)
•  Withdrawals could significantly reduce or terminate benefit

•  Your Contract is subject to limitations on your Fixed Interest and Variable Investment Option allocations under the terms of the Rider

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Inflation Protector Withdrawal Benefit
Provides lifetime or standard income as a percent of the Withdrawal Benefit Base, which grows with Inflation Increases during the Deferral Phase Inflation Increase Period and the Withdrawal Phase Inflation Increase Period, and periodically locks in market gains by the use of Automatic Annual Step-Ups.
		Optional	2.50% (as a percentage of the benefit base)
•  Withdrawals could significantly reduce or terminate benefit

•  Your Contract is subject to limitations on your Fixed Interest and Variable Investment Option allocations under the terms of the Rider

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Guaranteed Minimum Accumulation Benefit
Provides guaranteed return of premium at the end of the benefit period (10 years), with the possibility of locking in market gains and extending the benefit period upon Step-Up (available every 5 years) or at the end of the 10-year benefit period.
		Optional	1.00% (as a percentage of the Contract Value)
•  Available only on any Contract Anniversary after issue on Contracts issued before November 1, 2021

•  Withdrawals could significantly reduce or terminate benefit

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Guaranteed Minimum Accumulation Benefit II	Provides a guaranteed minimum Contract Value at the end of the benefit period selected with the possibility of resetting and extending the benefit period periodically.	Optional	1.50% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals could significantly reduce or terminate benefit

•  The amount of any Purchase Payment Enhancement forfeited as a result of a withdrawal will also reduce the benefit base

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging Program	Allows you to transfer amounts automatically from a Dollar Cost Averaging Option to a Variable Investment Option so that the cost of the securities is averaged over time	Optional	No additional charge	• Must have a Contract Value of at least $10,000 • Minimum transfer amount must be at least $50 • Only new Purchase Payments may be allocated to the Fixed Dollar-Cost Averaging Options
Automatic Asset Rebalancing Program	Automatically reallocates your Contract Value among the Variable Investment Options in accordance with the proportions you originally selected	Optional	No additional charge	• Must have a Contract Value of at least $10,000 • Dollar cost averaging and automatic asset rebalancing may not be elected at the same time
Subject to the Company’s right to discontinue or suspend the offering of optional benefits for new sales from time to time, you can purchase the optional benefits described above in addition to your Base Contract. There is an additional fee for certain of the optional benefits. Optional benefits were not available on Smart Foundation Flex Variable Annuity Contracts purchased on or after May 27, 2016. Please check with your financial professional to determine the optional benefits that may currently be available to you.
Combining Optional Benefits
You may elect both the Guaranteed Growth and Income Benefit Rider and Enhanced Death Benefit Rider. Please see “Combining the Guaranteed Growth and Income Benefit and Enhanced Death Benefit Riders” below.
You may elect both the Inflation Protector Withdrawal Benefit Rider and Enhanced Death Benefit Rider. Please see “Combining the Inflation Protector Withdrawal Benefit and Enhanced Death Benefit Riders” below.
The Guaranteed Minimum Accumulation Benefit Rider cannot be combined with any other Rider. Guaranteed Minimum Accumulation Benefit II Rider can be combined with the Enhanced Death Benefit Rider but cannot be combined with any other Rider.
Death Benefit
Death before Annuity Date
Prior to the Annuity Date, your Contract provides a death benefit that is payable upon the earlier death of:

(a)	the Annuitant, or

(b)	the Contract Owner.
The death benefit is payable to the Beneficiary. A Surviving Owner will be deemed sole primary Beneficiary regardless of named Beneficiaries. The amount payable is equal to the Contract Value or the Standard Death Benefit (see below for details). We generally pay the death benefit within seven days after we receive proof of death and all required information. Due proof of death will consist of a certified copy of the death certificate, or other lawful evidence providing equivalent information, and proof of the claimant’s entitlement to the proceeds.
You can also purchase an optional Enhanced Death Benefit Rider which offers a Death Benefit Enhancement to your Contract. Please see “Enhanced Death Benefit Rider” for an explanation of this optional benefit.
Death of the Annuitant
If the Annuitant is the sole Contract Owner and dies before the Annuity Date, we will pay the Beneficiary(ies) the Standard Death Benefit as of the date our Administrative Office receives proof of death, (
i.e.
, a death certificate or other official document establishing death) and other information required to process the payment.
If the Annuitant, who is not the sole Contract Owner, dies before the Annuity Date, a surviving Contract Owner who is a natural person, if also named as Contingent Annuitant in the Contract, may choose to receive the Standard Death Benefit or continue the Contract and become the new Annuitant, provided any surviving Contract Owner is permitted to continue the Contract under federal law. If the Contract is continued, the Standard Death Benefit will not be paid until the new Annuitant’s death.
If there is no Contingent Annuitant, or if continuation of the Contract is not permitted by federal law, the surviving Contract Owner will be deemed sole primary Beneficiary and will receive the Standard Death Benefit as of the date our Administrative Office receives proof of death.
If a sole Annuitant dies before the Annuity Date, and the Contract Owner is an entity, the Company will pay the Beneficiary the Standard Death Benefit as of the date the Company receives due proof of death, and all other documents required by the Company to process the claim.
If a Joint Annuitant is named in the Contract, the Standard Death Benefit is payable upon the later death of both Annuitants. However, a distribution may be required upon the death of a Contract Owner and the death benefit payable would be the Contract Value.
Standard Death Benefit Calculation
The amount of the Standard Death Benefit is the greater of (1) and (2) where:

(1)	is the Contract Value; and

(2)	is the Adjusted Net Purchase Payments (total Purchase Payments less the sum of all adjusted withdrawals), where adjusted withdrawals are the greater of (a) and (b) below, where:

(a)	is the amount of each withdrawal; and

(b)	is the amount of each withdrawal multiplied by the ratio of (i) and (ii) where:

(i)	is the amount of the Adjusted Net Purchase Payments just before the withdrawal; and

(ii)	is the Contract Value just before the withdrawal.
Example:
 Please see “Standard Death Benefit” in “Appendix C: Numerical Examples” for the calculation of the Standard Death Benefit.
If you take a withdrawal at a time when the Adjusted Net Purchase Payments is greater than your Contract Value, then your Standard Death Benefit amount will be reduced by an amount greater than the amount withdrawn.
If your Base Contract Option provides for a Purchase Payment Enhancement (Smart Foundation Plus), you may be subject to Purchase Payment Enhancement forfeiture at the time of the death benefit payout. Please see “Purchase Payment Enhancements and the Standard Death Benefit” below for details.
Provisions of this section may vary by state. Please see “Appendix D: State Variations” for details.
Purchase Payment Enhancements and the Standard Death Benefit
This section only applies if you elect the Smart Foundation Plus Base Contract Option. Purchase Payment Enhancements are not included in the Adjusted Net Purchase Payments component of the Standard Death Benefit, but they are included in the Contract Value component of the Standard Death Benefit.
Any Purchase Payment Enhancement credited to the Contract Value within the 12-month period preceding the date our Administrative Office receives proof of death will be forfeited. Forfeiture will be carried out as follows: the Contract Value component of the Standard Death Benefit amount payable will be reduced by the amount of any Purchase Payment Enhancements forfeited.
Provisions of this section may vary by state. Please see “Appendix D: State Variations” for details.
Death of The Contract Owner
If a Contract Owner, who is the sole Annuitant, dies before the Annuity Date, the Company will pay the Beneficiary(ies) the Standard Death Benefit as described above. If the Contract Owner, who is not the Annuitant, dies before the Annuity Date, we will pay the Beneficiary(ies) the Contract Value as of the date our Administrative Office receives proof of death (
i.e.
, a death certificate or other official document establishing death), and other information required to process the payment.
Death after Annuity Date
If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of Annuity option. Upon receipt of due proof of death and other forms necessary to process the payment, we will pay the Beneficiary a death benefit according to the Annuity option in force, if the option provides a death benefit.
Beneficiary
The Beneficiary is the person(s) entitled to receive the death benefit. You should designate a Beneficiary in your application. If you fail to designate a Beneficiary, your estate will be the Beneficiary. Your Beneficiary designation will take effect on the Contract Date.
Any surviving Contract Owner, who is a natural person, will be deemed the sole primary Beneficiary and should be designated as such in the application. If it is not so designated in the application, the contractual rights of the surviving Contract Owner will take precedence over the rights of any named Beneficiary. No payment will be made to any Beneficiary while the surviving Contract Owner is living.
You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first, by sending a written notice to us with all the information required to process the request. A service form that indicates the required information will be provided by the Company for your convenience. Changes in Beneficiary, unless otherwise specified by you, shall take effect on the date you sign the notice of change. Approval of any change is subject to any transactions made by you or actions taken by the Company prior to receipt of this notice. We may restrict the right to make a Beneficiary change if maintaining the existing Beneficiary designation is required for purposes of satisfying applicable laws or regulations or the requirements of this Contract.
If the surviving Owner was named Contingent Annuitant and no distribution was required per federal tax law upon Annuitant’s death (deceased Annuitant was not the Contract Owner), the Contingent Annuitant will become the Annuitant and the Contract will continue (no death benefit will be paid).
Beneficiary designations are extremely important. Please, consult your financial adviser and/or legal counsel before designating or changing Beneficiaries. You should also consider reviewing your Beneficiary designations every time a major life event takes place (such as marriage or domestic partnership, birth or adoption, divorce or death, etc.).
Spousal Beneficiary
Spousal Step-In.
 If the Beneficiary is the deceased Contract Owner’s surviving spouse and sole primary Beneficiary, he or she may become the Contract Owner rather than receive the death benefit (as permitted by federal law). If the spouse elects to become the Contract Owner, the Contract Value will be adjusted to equal the death benefit (if it is higher than the Contract Value). The Beneficiary has one year from the Contract Owner’s death to exercise this option.
If there are any Riders in force at the time of death, and the Beneficiary exercises Spousal Step-In:

•	any Riders that are Single Life Guarantees, which covered the deceased Contract Owner, will be terminated;

•	any Riders that are Joint Life Guarantees, which covered both the deceased Contract Owner and the spousal Beneficiary, will continue; and

•	death benefit will be determined according to the terms of the Rider(s).
Exchange of Contract by Surviving Spouse.
 The surviving spouse may exchange this Contract for a new Contract of the same form, or for a Contract of a similar form designated by the Company if the original form is no longer available for sale at the time this option is exercised. The new Contract issued upon the exercise of this exchange, will: (a) have the surviving spouse as the Contract Owner and Annuitant; and (b) list the date of the exchange as the new Contract Date.
Optional benefits on exchanged Contracts will be available based on the selection currently offered by the Company. Exchange shall not be treated as a withdrawal under the terms of the Surrender Charge provision of this Contract if it is exercised within 12 months of receipt of due proof of death by the Company. A death benefit credited to a Contract established as a result of an Exchange of Contract by a surviving spouse provision will be treated as a Purchase Payment under the terms of the Surrender Charge provision of the new Contract.
For information on the tax treatment of death benefits, see “How Is the Contract Treated Under Federal Income Tax Law?”
Death Benefit Settlement Options
If death occurs before the Annuity Date, your Beneficiary has one year from your death (or 60 days from the death of an Annuitant other than you) to choose a Death Benefit Settlement Options that complies with any applicable Code regulations and requirements:
Option 1 (Lump Sum)
— The death benefit may be paid to a Beneficiary in a single lump sum. The payment will generally be made within 7 days of receipt of the necessary forms to make payment.
Option 2 (Five-Year Deferral)
— The Beneficiary may elect to postpone a payment of the lump sum death benefit for up to five years after the date of any Contract Owner’s death. During this time, the Beneficiary may allocate the death settlement amount to the available Investment Options. Transfers among Variable Investment Options and Fixed Account Options are subject to the limitations imposed on such options. The money may be withdrawn in whole or in part at any time without Surrender Charges or Premature Withdrawal Charges but amounts in the Investment Options may lose value. If the Beneficiary is not the surviving spouse, the death benefit must be paid out within 5 years after the date of death.
Option 3 (Annuitize)
— The Beneficiary may elect to receive the payment of the death benefit in the form of one of the Annuity options. Payments under this option must commence within one year after the date of death. Payments must be made over the Beneficiary’s lifetime or over a guaranteed period not longer than the Beneficiary’s life expectancy. This option is only available if the amount applied to the selected Annuity option is at least $5,000. Annuity options are subject to any applicable Code requirements.
If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the only option is a lump sum. If there is more than one surviving Beneficiary, the Beneficiaries must choose to receive their respective portions of the death benefit according to the Death Benefit Settlement Options described above. If no Beneficiary survives the first to die of the Contract Owner or the Annuitant, the death benefit will be paid in a lump sum to the Contract Owner’s estate or the Contract Owner, respectively.
ERISA Defined Benefit Plan Options
If an ERISA Defined Benefit plan trust is the Contract Owner, the only option is a lump sum payout to the qualified plan trust. The trustee of the qualified plan will then distribute the proceeds pursuant to the Beneficiary election in effect under the plan.
IRA Beneficiary Options
There are additional options for IRA beneficiaries. With some exceptions, IRA beneficiaries must receive their entire death benefit by December 31st following the tenth anniversary of the IRA owner’s death. However, a spouse named as sole primary beneficiary may elect to assume ownership of the IRA. An eligible designated beneficiary can continue the IRA as a “beneficiary” or a “stretch” IRA, in which case a new Contract is issued. Please consult your tax adviser for additional information regarding the options of an IRA beneficiary.
Non-Qualified Stretch Option
A designated beneficiary can “stretch” the death benefit, in which case a new Contract is issued.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Guarantees Beneficiaries will receive a benefit at least equal to your Purchase Payments less adjusted withdrawals	Standard	No additional charge	• Withdrawals could significantly reduce benefit • Purchase Payment Enhancement credited to the Contract Value within the 12-month period preceding the date of death will be forfeited
Enhanced Death Benefit	Provides an enhanced Death Benefit by locking in market gains on each Contract Anniversary until age 80	Optional	0.75% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals could significantly reduce or terminate benefit

•  You may not allocate to Fixed Interest Options under the terms of the Rider

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Guaranteed Growth and Income Benefit
Provides lifetime income as a percent of the Withdrawal Benefit Base, which grows with 7% simple interest (for currently offered Rider) for 10 years or until the start of Lifetime Withdrawals (if sooner), and periodically locks in market gains by the use of Automatic Annual Step-Ups.
		Optional	2.00% (as a percentage of the benefit base)
•  Withdrawals could significantly reduce or terminate benefit

•  Your Contract is subject to limitations on your Fixed Interest and Variable Investment Option allocations under the terms of the Rider

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Inflation Protector Withdrawal Benefit
Provides lifetime or standard income as a percent of the Withdrawal Benefit Base, which grows with Inflation Increases during the Deferral Phase Inflation Increase Period and the Withdrawal Phase Inflation Increase Period, and periodically locks in market gains by the use of Automatic Annual Step-Ups.
		Optional	2.50% (as a percentage of the benefit base)
•  Withdrawals could significantly reduce or terminate benefit

•  Your Contract is subject to limitations on your Fixed Interest and Variable Investment Option allocations under the terms of the Rider

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Guaranteed Minimum Accumulation Benefit
Provides guaranteed return of premium at the end of the benefit period (10 years), with the possibility of locking in market gains and extending the benefit period upon Step-Up (available every 5 years) or at the end of the 10-year benefit period.
		Optional	1.00% (as a percentage of the Contract Value)
•  Available only on any Contract Anniversary after issue on Contracts issued before November 1, 2021

•  Withdrawals could significantly reduce or terminate benefit

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Guaranteed Minimum Accumulation Benefit II	Provides a guaranteed minimum Contract Value at the end of the benefit period selected with the possibility of resetting and extending the benefit period periodically.	Optional	1.50% (as a percentage of the benefit base)
•  Available only at Contract purchase

•  Withdrawals could significantly reduce or terminate benefit

•  The amount of any Purchase Payment Enhancement forfeited as a result of a withdrawal will also reduce the benefit base

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging Program	Allows you to transfer amounts automatically from a Dollar Cost Averaging Option to a Variable Investment Option so that the cost of the securities is averaged over time	Optional	No additional charge	• Must have a Contract Value of at least $10,000 • Minimum transfer amount must be at least $50 • Only new Purchase Payments may be allocated to the Fixed Dollar-Cost Averaging Options
Automatic Asset Rebalancing Program	Automatically reallocates your Contract Value among the Variable Investment Options in accordance with the proportions you originally selected	Optional	No additional charge	• Must have a Contract Value of at least $10,000 • Dollar cost averaging and automatic asset rebalancing may not be elected at the same time

Optional Benefit Expense, Footnotes [Text Block]	Optional benefits may not be added to a Smart Foundation Flex Variable Annuity Contract purchased on or after May 27, 2016. Optional benefit expenses may vary by state.
Calculation Method of Benefit [Text Block]
Standard Death Benefit Calculation
The amount of the Standard Death Benefit is the greater of (1) and (2) where:

(1)	is the Contract Value; and

(2)	is the Adjusted Net Purchase Payments (total Purchase Payments less the sum of all adjusted withdrawals), where adjusted withdrawals are the greater of (a) and (b) below, where:

(a)	is the amount of each withdrawal; and

(b)	is the amount of each withdrawal multiplied by the ratio of (i) and (ii) where:

(i)	is the amount of the Adjusted Net Purchase Payments just before the withdrawal; and

(ii)	is the Contract Value just before the withdrawal.
Example:
 Please see “Standard Death Benefit” in “Appendix C: Numerical Examples” for the calculation of the Standard Death Benefit.
If you take a withdrawal at a time when the Adjusted Net Purchase Payments is greater than your Contract Value, then your Standard Death Benefit amount will be reduced by an amount greater than the amount withdrawn.
If your Base Contract Option provides for a Purchase Payment Enhancement (Smart Foundation Plus), you may be subject to Purchase Payment Enhancement forfeiture at the time of the death benefit payout. Please see “Purchase Payment Enhancements and the Standard Death Benefit” below for details.
Provisions of this section may vary by state. Please see “Appendix D: State Variations” for details.

Item 17. Portfolio Companies (N-4) [Text Block]
A
PPENDIX
A
Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.pennmutual.com/for-individuals-and-businesses/products-and-performance/penn-series- information/prospectuses-and-reports. You can also request this information at no cost by calling
1-800-523-0650
or by sending an email request to FundOperations@pennmutual.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

FUND TYPE	FUND AND ADVISER/SUBADVISER (as applicable)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
Money Market	Money Market Fund Penn Mutual Asset Management, LLC (“PMAM”)	0.60%	4.50%	1.31%	0.71%
Fixed Income	Limited Maturity Bond Fund PMAM	0.71%	6.96%	2.20%	1.76%
Fixed Income	Quality Bond Fund PMAM	0.68%	6.78%	1.64%	2.23%
Fixed Income	High Yield Bond Fund PMAM	0.74%	11.22%	6.38%	4.99%
Asset Allocation	Flexibly Managed Fund PMAM/ T. Rowe Price Associates, Inc.; T. Rowe Price Investment Management, Inc.	0.88%	18.56%	12.58%	10.28%
Asset Allocation	Balanced Fund PMAM	0.68%	17.84%	9.71%	7.75%
Equity	Large Growth Stock Fund PMAM/T. Rowe Price Associates, Inc.	0.94%	47.31%	13.14%	11.42%
Equity	Large Cap Growth Fund PMAM/Massachusetts Financial Services Company	0.88%	23.84%	16.55%	12.57%
Equity	Large Core Growth Fund PMAM/ Delaware Investments Fund Advisers	0.86%	35.38%	6.20%	7.36%
Equity	Large Cap Value Fund PMAM/AllianceBernstein, L.P.	0.95%	11.68%	11.57%	8.07%
Equity	Large Core Value Fund PMAM/Eaton Vance Management	0.94%	8.31%	11.68%	8.50%
Equity	Index 500 Fund PMAM/SSGA Funds Management, Inc. (“SSGA”)	0.35%	25.87%	15.40%	11.69%

FUND TYPE	FUND AND ADVISER/SUBADVISER (as applicable)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
Equity	Mid Cap Growth Fund PMAM/Delaware Investments Fund Advisers	0.98%	19.90%	14.87%	10.84%
Equity	Mid Cap Value Fund PMAM/ Janus Henderson Investors US LLC	0.83%	11.38%	5.17%	4.62%
Equity	Mid Core Value Fund PMAM/American Century Investment Management, Inc.	1.06%	5.93%	10.95%	8.66%
Equity	SMID Cap Growth Fund PMAM/Goldman Sachs Asset Management, L.P.	1.05%	13.97%	13.03%	8.88%
Equity	SMID Cap Value Fund PMAM/AllianceBernstein L.P.	1.19%	16.65%	10.07%	7.17%
Equity	Small Cap Growth Fund PMAM/Janus Henderson Investors US LLC	1.03%	18.64%	10.60%	8.77%
Equity	Small Cap Value Fund PMAM/Goldman Sachs Asset Management, L.P.	1.02%	11.41%	8.66%	6.35%
Equity	Small Cap Index Fund PMAM/SSGA	0.71%	16.23%	9.28%	6.46%
Equity	Developed International Index Fund PMAM/SSGA	0.93%	17.23%	7.43%	3.59%
Equity	International Equity Fund PMAM/Vontobel Asset Management, Inc.	1.09%	15.25%	8.28%	5.68%
Equity	Emerging Markets Equity Fund PMAM/ Vontobel Asset Management, Inc.	1.33%	1.67%	(0.75%)	(0.38%)
Equity	Real Estate Securities Fund PMAM/ Cohen & Steers Capital Management, Inc.	0.97%	11.78%	8.83%	8.55%
Asset Allocation	Aggressive Allocation Fund PMAM	1.15%	15.38%	8.86%	6.49%
Asset Allocation	Moderately Aggressive Allocation Fund PMAM	1.10%	14.45%	8.50%	6.29%
Asset Allocation	Moderate Allocation Fund PMAM	1.07%	12.77%	7.10%	5.44%
Asset Allocation	Moderately Conservative Allocation Fund PMAM	1.07%	10.71%	5.76%	4.55%
Asset Allocation	Conservative Allocation Fund PMAM	1.05%	9.02%	4.04%	3.35%

Prospectuses Available [Text Block]
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.pennmutual.com/for-individuals-and-businesses/products-and-performance/penn-series- information/prospectuses-and-reports. You can also request this information at no cost by calling
1-800-523-0650
or by sending an email request to FundOperations@pennmutual.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

FUND TYPE	FUND AND ADVISER/SUBADVISER (as applicable)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
Money Market	Money Market Fund Penn Mutual Asset Management, LLC (“PMAM”)	0.60%	4.50%	1.31%	0.71%
Fixed Income	Limited Maturity Bond Fund PMAM	0.71%	6.96%	2.20%	1.76%
Fixed Income	Quality Bond Fund PMAM	0.68%	6.78%	1.64%	2.23%
Fixed Income	High Yield Bond Fund PMAM	0.74%	11.22%	6.38%	4.99%
Asset Allocation	Flexibly Managed Fund PMAM/ T. Rowe Price Associates, Inc.; T. Rowe Price Investment Management, Inc.	0.88%	18.56%	12.58%	10.28%
Asset Allocation	Balanced Fund PMAM	0.68%	17.84%	9.71%	7.75%
Equity	Large Growth Stock Fund PMAM/T. Rowe Price Associates, Inc.	0.94%	47.31%	13.14%	11.42%
Equity	Large Cap Growth Fund PMAM/Massachusetts Financial Services Company	0.88%	23.84%	16.55%	12.57%
Equity	Large Core Growth Fund PMAM/ Delaware Investments Fund Advisers	0.86%	35.38%	6.20%	7.36%
Equity	Large Cap Value Fund PMAM/AllianceBernstein, L.P.	0.95%	11.68%	11.57%	8.07%
Equity	Large Core Value Fund PMAM/Eaton Vance Management	0.94%	8.31%	11.68%	8.50%
Equity	Index 500 Fund PMAM/SSGA Funds Management, Inc. (“SSGA”)	0.35%	25.87%	15.40%	11.69%

FUND TYPE	FUND AND ADVISER/SUBADVISER (as applicable)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 YEAR	5 YEAR	10 YEAR
Equity	Mid Cap Growth Fund PMAM/Delaware Investments Fund Advisers	0.98%	19.90%	14.87%	10.84%
Equity	Mid Cap Value Fund PMAM/ Janus Henderson Investors US LLC	0.83%	11.38%	5.17%	4.62%
Equity	Mid Core Value Fund PMAM/American Century Investment Management, Inc.	1.06%	5.93%	10.95%	8.66%
Equity	SMID Cap Growth Fund PMAM/Goldman Sachs Asset Management, L.P.	1.05%	13.97%	13.03%	8.88%
Equity	SMID Cap Value Fund PMAM/AllianceBernstein L.P.	1.19%	16.65%	10.07%	7.17%
Equity	Small Cap Growth Fund PMAM/Janus Henderson Investors US LLC	1.03%	18.64%	10.60%	8.77%
Equity	Small Cap Value Fund PMAM/Goldman Sachs Asset Management, L.P.	1.02%	11.41%	8.66%	6.35%
Equity	Small Cap Index Fund PMAM/SSGA	0.71%	16.23%	9.28%	6.46%
Equity	Developed International Index Fund PMAM/SSGA	0.93%	17.23%	7.43%	3.59%
Equity	International Equity Fund PMAM/Vontobel Asset Management, Inc.	1.09%	15.25%	8.28%	5.68%
Equity	Emerging Markets Equity Fund PMAM/ Vontobel Asset Management, Inc.	1.33%	1.67%	(0.75%)	(0.38%)
Equity	Real Estate Securities Fund PMAM/ Cohen & Steers Capital Management, Inc.	0.97%	11.78%	8.83%	8.55%
Asset Allocation	Aggressive Allocation Fund PMAM	1.15%	15.38%	8.86%	6.49%
Asset Allocation	Moderately Aggressive Allocation Fund PMAM	1.10%	14.45%	8.50%	6.29%
Asset Allocation	Moderate Allocation Fund PMAM	1.07%	12.77%	7.10%	5.44%
Asset Allocation	Moderately Conservative Allocation Fund PMAM	1.07%	10.71%	5.76%	4.55%
Asset Allocation	Conservative Allocation Fund PMAM	1.05%	9.02%	4.04%	3.35%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of your Purchase Payments (principal). For more detailed information, see “ Summary of Principal Risks of Investing in the Contract. ”
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Surrender Charge and Premature Withdrawal Charge may apply in certain circumstances and any withdrawals may also be subject to forfeiture of Purchase Payment Enhancements, potentially significant reduction in the Standard Death Benefit, potentially significant reduction in or loss of optional benefits, and/or federal and state income taxes and tax penalties.

For more detailed information, see “
Summary of Principal Risks of Investing in the Contract.
”

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

Risks Associated with Investment Options
•   An investment in the Contract is subject to the risk of poor investment performance of the Funds you choose, and the value of an investment can vary depending on the performance of the Funds.

•   Each Investment Option (the Variable Investment Options and the Fixed Account Options) has its own unique risks. You should review these Investment Options before making an investment decision. The performance of the Funds will vary among each other, may underperform similar mutual funds not available through the Variable Investment Options, and some are riskier than others.

•  A discussion of the risk of allocating your investment
to
one or more Funds can be found in the prospectuses for the Funds. You should review the prospectuses for the Funds before making an investment decision.

For more detailed information, see “
Summary of Principal Risks of Investing in the Contract;
” “
Appendix A – Funds Available Under the Contract;
” “
Appendix B – Fixed Account Options.
”

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risks related to the Company, including:

•  Any obligations, guarantees, and benefits of the Contract (including the Fixed Account Options, the Standard Death Benefit, and the optional Rider benefits), are subject to the claims-paying ability and financial strength of the Company.

•  There are risks relating to the Company’s administration of the Contract, including, among others, cybersecurity and infectious disease outbreak risks.

•  If the Company experiences financial distress, it may not be able to meet its obligations to you.

•  More information about the Company, including its financial strength ratings, is available upon request from the Company at 1-800-523-0650.

For more detailed information, see “
The Penn Mutual Life Insurance Company;
” “
Financial Statements;
” “
Insurance Company Risks
” under “
Summary of Principal Risks of Investing in the Contract;
” “
Other Information.
”

Principal Risk [Text Block]
Insurance Company Risks
Our business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyberattack, or current or future outbreaks of infectious diseases, epidemics or pandemics. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract Owner information confidential).
Unlike the assets in our Separate Account, the assets in our general account (including all of the Fixed Account Options) are subject to liabilities arising from any of our other business. Our ability to pay general account guarantees, including amounts under the Fixed Account Options, the death benefit, optional Rider benefits, and other insurance guarantees, is subject to our financial strength and claims paying ability.

Investment Risk [Member]
Prospectus:
Principal Risk [Text Block]
Investment Risk
The value of your Contract, which may be invested in Variable Investment Options, will vary with the investment performance of the options you select. There is a risk that the investment performance of the Variable Investment Options may be unfavorable or may not perform up to your expectations, which may decrease the amount of your Contract Value. If the Variable Investment Options you select for your Contract perform poorly you could lose money, including some or all of the Purchase Payments made. Each Variable Investment Option invests in an underlying Fund, and a comprehensive discussion of the investment risks of each of the Funds may be found in the prospectus for each of the Funds.
Each Fund has its own investment objective and investment strategy. The performance of each will vary, and some Funds are riskier than others. We do not guarantee the investment performance of the Variable Investment Options or Funds. You bear the entire investment risk for all amounts allocated to the Variable Investment Options. Your investment allocation choices should be consistent with your personal investment objective and your risk tolerance. Before allocating money to a Variable Investment Option, please read the prospectus for the Fund carefully.
The value of your Contract may also be invested in Fixed Account Options. Purchase Payments and Contract Value allocated to the Fixed Account Options may be kept there for an extended period of time due to restrictions on transfers out of the Fixed Account Options. There is a risk that other Investment Options will perform more favorably than the Fixed Account Options while your Contract Value remains there. There is also the risk that the Fixed Account Options will not be credited with an interest rate higher than the minimum guaranteed interest rate.
In addition, a variable annuity is designed to provide for the accumulation of retirement savings or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable annuities unsuitable as a short-term savings vehicle.

Liquidity Risk [Member]
Prospectus:
Principal Risk [Text Block]
Liquidity Risk; Limitations on Access to Contract Value
The Contract is generally not a liquid investment. Depending on the Contract you select, Surrender Charges will apply for up to 9 years following your last Purchase Payment. The Contract is designed for long-term investment. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your Contract Value through surrenders and partial withdrawals, including Surrender Charges, Premature Withdrawal Charges, possible tax consequences, adverse impacts on Contract benefits, and administrative requirements.
You should carefully consider the risks associated with taking a withdrawal or surrendering the Contract. The proceeds of your withdrawal or surrender may be subject to income taxes, including a tax penalty if you are younger than age 59
1
/
2
. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under the Standard Death Benefit as well as certain optional benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
Withdrawals and surrender may result in the forfeiture of Purchase Payment Enhancements.

Risks Relating To Purchase Payment Enhancements [Member]
Prospectus:
Principal Risk [Text Block]
Risks Relating to Purchase Payment Enhancements
If you elect the Smart Foundation Plus Base Contract Option, we will credit a Purchase Payment Enhancement to your Contract every time you make a Purchase Payment. Contract expenses are higher than the Smart Foundation Prime Contract, and higher than other annuity contracts we offer
	without a Purchase Payment Enhancement feature. The benefit of the Purchase Payment Enhancement may be more than offset by the higher expenses, relative to other annuity contracts we offer. The Purchase Payment Enhancement may be forfeited upon Contract cancellation, withdrawal, surrender, and death.
Risk Of An Increase In Fees And Expenses [Member]
Prospectus:
Principal Risk [Text Block]
Risk of an Increase in Fees and Expenses
Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, as determined in the Company’s sole discretion. (See “Table of Fees and Expenses” above for more information.) Without limiting the foregoing, the Company may increase current charges due to the Company’s experience with respect to mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws, or for any other reason.
In addition, the operating expenses of the Funds are not guaranteed and may increase (or decrease). Although some Funds may have expense limitation agreements, those agreements are temporary.

Taxes And Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]
Taxes and Tax Risks
The federal income tax law that applies to life insurance companies and to the Contract is complex and subject to change. The tax considerations discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. Changes in the law could adversely affect the current tax advantages of purchasing the Contract.
The information in this Prospectus is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). We reserve the right to make changes in the Contract in the event of a change in the tax law for the purpose of preserving the current tax treatment of the Contract. You may wish to consult counsel or other tax advisers for more complete information.

Potentially Harmful Transfer Activity [Member]
Prospectus:
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other Contract Owners. We have limitations and restrictions on transfer activity but we cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Contract Owners. Potentially harmful transfer activity could result in reduced performance results for one or more Variable Investment Options, due to among other things:

•	fund management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;

•	increased administrative and fund brokerage expenses; and/or

•	dilution of the interests of long-term investors.
A Fund may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer.

Optional Benefit Risks [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefit Risks
There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. If you select an optional benefit, you may be subject to investment restrictions, which means you may not be permitted to invest in certain Investment Options or you may be permitted to invest in certain Investment Options only to a limited extent. Failing to satisfy applicable investment restrictions may result in the termination of your optional benefit. We impose investment restrictions to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the investment restrictions could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. Optional benefits are designed to provide a minimum guarantee, and the likelihood of the Company paying this minimum may be reduced given the restrictions under the Rider, including those relating to investment restrictions.
There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. If you take a withdrawal from your Contract, the withdrawal may significantly reduce the benefits under the Rider, perhaps by more than the amount of the withdrawal, and could terminate the optional benefit. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your financial professional to determine which optional benefits (if any) are appropriate for you.

Information Systems Technology Disruption And Cyber Security Risks [Member]
Prospectus:
Principal Risk [Text Block]
Information Systems, Technology Disruption and Cybersecurity Risks
We rely heavily on interconnected computer systems and digital data to conduct Contract activity. As such, Contract activity is highly dependent upon the effective operation of our internal computer systems and those of our service providers. All systems are vulnerable to disruptions as the result of natural disasters, man-made disasters, hacking, criminal activity, pandemics, utility outages, geo-political or military conflict and other events beyond our control and are susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyberattacks.
Cyberattacks may interfere with Contract transaction processing, or cause the release, modification, and/or destruction of Contract Owner or business information including the securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting Contracts that result from cyberattacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
We have established policies, standards, procedures, and practices to limit the effect of business interruptions and protect the confidentiality, integrity, availability, and privacy of Contract Owner information. Safeguards are maintained to reasonably protect our systems and information against anticipated threats or hazards. Controls have been implemented to safeguard data in transit, at rest, and to restrict access to Contract Owner data including, but not limited to, antivirus and anti-malware software, periodic vulnerability assessments and penetration tests, and comprehensive business continuity planning. There can be no assurance that these policies, procedures, and controls will be effective or successful.

Money Market Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Money Market Fund
Portfolio Company Adviser [Text Block]	Penn Mutual Asset Management, LLC (“PMAM”)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	0.71%
Limited Maturity Bond Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Limited Maturity Bond Fund
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	6.96%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	1.76%
Quality Bond Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Quality Bond Fund
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.78%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	2.23%
High Yield Bond Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	High Yield Bond Fund
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	4.99%
Flexibly Managed Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Flexibly Managed Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.; T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.58%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Balanced Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Balanced Fund
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	17.84%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Large Growth Stock Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Large Growth Stock Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	47.31%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.42%
Large Cap Growth Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Large Cap Growth Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	23.84%
Average Annual Total Returns, 5 Years [Percent]	16.55%
Average Annual Total Returns, 10 Years [Percent]	12.57%
Large Core Growth Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Large Core Growth Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	35.38%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Large Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Large Cap Value Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	AllianceBernstein, L.P.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Large Core Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Large Core Value Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	8.31%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	8.50%
Index 500 Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Index 500 Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc. (“SSGA”)
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	11.69%
Mid Cap Growth Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Mid Cap Growth Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisers
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	14.87%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Mid Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.38%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Mid Core Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Mid Core Value Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	8.66%
SMID Cap Growth Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	SMID Cap Growth Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	13.03%
Average Annual Total Returns, 10 Years [Percent]	8.88%
SMID Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	SMID Cap Value Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.65%
Average Annual Total Returns, 5 Years [Percent]	10.07%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Small Cap Growth Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.64%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Small Cap Value Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Small Cap Value Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.41%
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Small Cap Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	SSGA
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Developed International Index Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Developed International Index Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	SSGA
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	7.43%
Average Annual Total Returns, 10 Years [Percent]	3.59%
International Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	International Equity Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Vontobel Asset Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	5.68%
Emerging Markets Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Emerging Markets Equity Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Vontobel Asset Management, Inc.
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	(0.38%)
Real Estate Securities Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Real Estate Securities Fund
Portfolio Company Adviser [Text Block]	PMAM
Portfolio Company Subadviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	11.78%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Aggressive Allocation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Aggressive Allocation Fund
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	6.49%
Moderately Aggressive Allocation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Moderately Aggressive Allocation Fund
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	14.45%
Average Annual Total Returns, 5 Years [Percent]	8.50%
Average Annual Total Returns, 10 Years [Percent]	6.29%
Moderate Allocation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Moderate Allocation Fund
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	7.10%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Moderately Conservative Allocation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Moderately Conservative Allocation Fund
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.55%
Conservative Allocation Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Conservative Allocation Fund
Portfolio Company Adviser [Text Block]	PMAM
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Guarantees Beneficiaries will receive a benefit at least equal to your Purchase Payments less adjusted withdrawals
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce benefit • Purchase Payment Enhancement credited to the Contract Value within the 12-month period preceding the date of death will be forfeited
Name of Benefit [Text Block]	Standard Death Benefit
Enhanced Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[7]
Name of Benefit [Text Block]	Enhanced Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced Death Benefit by locking in market gains on each Contract Anniversary until age 80
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[7]
Brief Restrictions / Limitations [Text Block]
•  Available only at Contract purchase

•  Withdrawals could significantly reduce or terminate benefit

•  You may not allocate to Fixed Interest Options under the terms of the Rider

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Name of Benefit [Text Block]	Enhanced Death Benefit
Guaranteed Growth and Income Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[8]
Name of Benefit [Text Block]	Guaranteed Growth and Income Benefit
Purpose of Benefit [Text Block]	Provides lifetime income as a percent of the Withdrawal Benefit Base, which grows with 7% simple interest (for currently offered Rider) for 10 years or until the start of Lifetime Withdrawals (if sooner), and periodically locks in market gains by the use of Automatic Annual Step-Ups.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[8]
Brief Restrictions / Limitations [Text Block]
•  Withdrawals could significantly reduce or terminate benefit

•  Your Contract is subject to limitations on your Fixed Interest and Variable Investment Option allocations under the terms of the Rider

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Name of Benefit [Text Block]	Guaranteed Growth and Income Benefit
Inflation Protector Withdrawal Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9]
Name of Benefit [Text Block]	Inflation Protector Withdrawal Benefit
Purpose of Benefit [Text Block]	Provides lifetime or standard income as a percent of the Withdrawal Benefit Base, which grows with Inflation Increases during the Deferral Phase Inflation Increase Period and the Withdrawal Phase Inflation Increase Period, and periodically locks in market gains by the use of Automatic Annual Step-Ups.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9]
Brief Restrictions / Limitations [Text Block]
•  Withdrawals could significantly reduce or terminate benefit

•  Your Contract is subject to limitations on your Fixed Interest and Variable Investment Option allocations under the terms of the Rider

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Name of Benefit [Text Block]	Inflation Protector Withdrawal Benefit
Guaranteed Minimum Accumulation Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[10]
Name of Benefit [Text Block]	Guaranteed Minimum Accumulation Benefit
Purpose of Benefit [Text Block]	Provides guaranteed return of premium at the end of the benefit period (10 years), with the possibility of locking in market gains and extending the benefit period upon Step-Up (available every 5 years) or at the end of the 10-year benefit period.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[10]
Brief Restrictions / Limitations [Text Block]
•  Available only on any Contract Anniversary after issue on Contracts issued before November 1, 2021

•  Withdrawals could significantly reduce or terminate benefit

•  Purchase Payment Enhancements are not included in the benefit base calculation and may be subject to forfeiture upon benefit payment

Name of Benefit [Text Block]	Guaranteed Minimum Accumulation Benefit
Guaranteed Minimum Accumulation Benefit II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%	[11]
Name of Benefit [Text Block]	Guaranteed Minimum Accumulation Benefit II
Purpose of Benefit [Text Block]	Provides a guaranteed minimum Contract Value at the end of the benefit period selected with the possibility of resetting and extending the benefit period periodically.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%	[11]
Brief Restrictions / Limitations [Text Block]
•  Available only at Contract purchase

•  Withdrawals could significantly reduce or terminate benefit

•  The amount of any Purchase Payment Enhancement forfeited as a result of a withdrawal will also reduce the benefit base

Name of Benefit [Text Block]	Guaranteed Minimum Accumulation Benefit II
Dollar Cost Averaging Program [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Allows you to transfer amounts automatically from a Dollar Cost Averaging Option to a Variable Investment Option so that the cost of the securities is averaged over time
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Must have a Contract Value of at least $10,000 • Minimum transfer amount must be at least $50 • Only new Purchase Payments may be allocated to the Fixed Dollar-Cost Averaging Options
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Automatic Asset Rebalancing Program [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Asset Rebalancing Program
Purpose of Benefit [Text Block]	Automatically reallocates your Contract Value among the Variable Investment Options in accordance with the proportions you originally selected
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Must have a Contract Value of at least $10,000 • Dollar cost averaging and automatic asset rebalancing may not be elected at the same time
Name of Benefit [Text Block]	Automatic Asset Rebalancing Program
Smart Foundation Prime [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.40%	[12]
Base Contract Expense, Footnotes [Text Block]	Amount shown does not include any optional benefit Riders.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,086	[13]
Surrender Expense, 1 Year, Minimum [Dollars]	8,978	[14]
Surrender Expense, 3 Years, Maximum [Dollars]	23,233	[13]
Surrender Expense, 3 Years, Minimum [Dollars]	10,911	[14]
Surrender Expense, 5 Years, Maximum [Dollars]	33,628	[13]
Surrender Expense, 5 Years, Minimum [Dollars]	13,089	[14]
Surrender Expense, 10 Years, Maximum [Dollars]	61,545	[13]
Surrender Expense, 10 Years, Minimum [Dollars]	20,624	[14]
Annuitized Expense, 1 Year, Maximum [Dollars]	5,966	[13]
Annuitized Expense, 1 Year, Minimum [Dollars]	1,778	[14]
Annuitized Expense, 3 Years, Maximum [Dollars]	18,033	[13]
Annuitized Expense, 3 Years, Minimum [Dollars]	5,511	[14]
Annuitized Expense, 5 Years, Maximum [Dollars]	30,270	[13]
Annuitized Expense, 5 Years, Minimum [Dollars]	9,489	[14]
Annuitized Expense, 10 Years, Minimum [Dollars]	20,624	[14]
No Surrender Expense, 1 Year, Maximum [Dollars]	5,966	[13]
No Surrender Expense, 1 Year, Minimum [Dollars]	1,778	[14]
No Surrender Expense, 3 Years, Maximum [Dollars]	18,033	[13]
No Surrender Expense, 3 Years, Minimum [Dollars]	5,511	[14]
No Surrender Expense, 5 Years, Maximum [Dollars]	30,270	[13]
No Surrender Expense, 5 Years, Minimum [Dollars]	9,489	[14]
No Surrender Expense, 10 Years, Maximum [Dollars]	61,545	[13]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,624	[14]
Smart Foundation Flex [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	4
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%	[12]
Base Contract Expense, Footnotes [Text Block]	Amount shown does not include any optional benefit Riders.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,311	[13]
Surrender Expense, 1 Year, Minimum [Dollars]	9,230	[14]
Surrender Expense, 3 Years, Maximum [Dollars]	23,871	[13]
Surrender Expense, 3 Years, Minimum [Dollars]	11,675	[14]
Surrender Expense, 5 Years, Maximum [Dollars]	31,311	[13]
Surrender Expense, 5 Years, Minimum [Dollars]	10,778	[14]
Surrender Expense, 10 Years, Maximum [Dollars]	63,135	[13]
Surrender Expense, 10 Years, Minimum [Dollars]	23,272	[14]
Annuitized Expense, 1 Year, Maximum [Dollars]	6,211	[13]
Annuitized Expense, 1 Year, Minimum [Dollars]	2,030	[14]
Annuitized Expense, 3 Years, Maximum [Dollars]	18,713	[13]
Annuitized Expense, 3 Years, Minimum [Dollars]	6,275	[14]
Annuitized Expense, 5 Years, Maximum [Dollars]	31,311	[13]
Annuitized Expense, 5 Years, Minimum [Dollars]	10,778	[14]
Annuitized Expense, 10 Years, Minimum [Dollars]	23,272	[14]
No Surrender Expense, 1 Year, Maximum [Dollars]	6,211	[13]
No Surrender Expense, 1 Year, Minimum [Dollars]	2,030	[14]
No Surrender Expense, 3 Years, Maximum [Dollars]	18,713	[13]
No Surrender Expense, 3 Years, Minimum [Dollars]	6,275	[14]
No Surrender Expense, 5 Years, Maximum [Dollars]	31,311	[13]
No Surrender Expense, 5 Years, Minimum [Dollars]	10,778	[14]
No Surrender Expense, 10 Years, Maximum [Dollars]	63,135	[13]
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 23,272	[14]
Smart Foundation Plus [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.60%	[12]
Base Contract Expense, Footnotes [Text Block]	Amount shown does not include any optional benefit Riders.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 13,609	[13]
Surrender Expense, 1 Year, Minimum [Dollars]	9,259	[14]
Surrender Expense, 3 Years, Maximum [Dollars]	26,516	[13]
Surrender Expense, 3 Years, Minimum [Dollars]	13,567	[14]
Surrender Expense, 5 Years, Maximum [Dollars]	37,552	[13]
Surrender Expense, 5 Years, Minimum [Dollars]	16,342	[14]
Surrender Expense, 10 Years, Maximum [Dollars]	65,333	[13]
Surrender Expense, 10 Years, Minimum [Dollars]	23,658	[14]
Annuitized Expense, 1 Year, Maximum [Dollars]	6,409	[13]
Annuitized Expense, 1 Year, Minimum [Dollars]	2,059	[14]
Annuitized Expense, 3 Years, Maximum [Dollars]	19,321	[13]
Annuitized Expense, 3 Years, Minimum [Dollars]	6,367	[14]
Annuitized Expense, 5 Years, Maximum [Dollars]	32,348	[13]
Annuitized Expense, 5 Years, Minimum [Dollars]	10,942	[14]
Annuitized Expense, 10 Years, Minimum [Dollars]	23,658	[14]
No Surrender Expense, 1 Year, Maximum [Dollars]	6,409	[13]
No Surrender Expense, 1 Year, Minimum [Dollars]	2,059	[14]
No Surrender Expense, 3 Years, Maximum [Dollars]	19,321	[13]
No Surrender Expense, 3 Years, Minimum [Dollars]	6,367	[14]
No Surrender Expense, 5 Years, Maximum [Dollars]	32,348	[13]
No Surrender Expense, 5 Years, Minimum [Dollars]	10,942	[14]
No Surrender Expense, 10 Years, Maximum [Dollars]	65,333	[13]
No Surrender Expense, 10 Years, Minimum [Dollars]	23,658	[14]
Fixed Interest Option [Member]
Prospectus:
Surrender Charge Example Maximum [Dollars]	$ 10,000
Total Annual Fund Operating Expenses [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.35%	[15]
Portfolio Company Expenses Maximum [Percent]	1.33%	[15]
Portfolio Company Expenses, Footnotes [Text Block]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2023. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents, and is based on the expenses of each Fund’s most recently completed fiscal year.

[1]	Expressed as an annual percent of Contract Value.
[2]	Expressed as an annual percentage of daily net assets in the Fund. This range is for the year ended December 31, 2023, and could change from year to year.
[3]	Expressed as an annual percentage of the applicable benefit base or Variable Account Value, depending on the optional benefit.
[4]	Surrender Charges are expressed as a percentage of the amount of the Purchase Payment surrendered and may vary by state. The percentage charge we use is determined by the number of years since receipt of the Purchase Payment to which the charge relates if you make a withdrawal or surrender your Contract to receive its cash value.
[5]	The transfer fee currently is $0. The Company reserves the right to restrict frequency of transfers or market timing at its sole discretion, and to impose a transfer fee in the future. Any transfer fee we impose would not exceed $20.
[6]	You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is $50,000 or more.
[7]	The current annual charge for the Enhanced Death Benefit Rider is 0.35% if purchased stand-alone or 0.20% if purchased in combination with the Guaranteed Growth and Income Benefit Rider or the Inflation Protector Withdrawal Benefit Rider. The charge is expressed as an annual percentage; it will be assessed on the Enhanced Death Benefit Base and will be deducted from the Contract Value on a quarterly basis.
[8]	The annual charge for the current Guaranteed Growth and Income Benefit VIII Rider (for Riders purchased on or after May 1, 2024) is 1.65% for a Single Life Guarantee and 1.80% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit VI and VII Rider for Contracts purchased on or after November 2, 2020 and prior to May 1, 2024, is 1.25% for a Single Life Guarantee and 1.40% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit II, III, IV, and V Rider for Contracts purchased after March 15, 2013 and prior to November 2, 2020, is 1.10% for a Single Life Guarantee and 1.25% for a Joint Life Guarantee. The annual charge for the Guaranteed Growth and Income Benefit I Rider for Contracts purchased on or prior to March 15, 2013, is 1.05% for a Single Life Guarantee and 1.25% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis. Please see “Appendix D: State Variations” for details on state variations.
[9]	The annual charge for the current Inflation Protector Withdrawal Benefit VI Rider (for Riders purchased on or after May 1 2024) is 1.80% for a Single Life Guarantee and 2.05% for a Joint Life Guarantee. The annual charge for the Inflation Protector Withdrawal Benefit IV and V Rider for Contracts purchased on or after November 2, 2020 and prior to May 1, 2024, is 1.40% for a Single Life Guarantee and 1.65% for a Joint Life Guarantee. The annual charge for the Inflation Protector Withdrawal Benefit I, II, and III Rider for Contracts purchased prior to November 2, 2020, is 1.25% for a Single Life Guarantee and 1.50% for a Joint Life Guarantee. The charge is expressed as an annual percentage; it will be assessed on the Withdrawal Benefit Base and will be deducted from the Contract Value on a quarterly basis. Please see “Appendix D: State Variations” for details on state variations.
[10]	The current annual charge for the Guaranteed Minimum Accumulation Benefit Rider is 0.60%. The charge will be assessed on the Variable Account Value and will be deducted from the Contract Value annually. The Rider is no longer available with new Contracts.
[11]	The current annual charge for the Guaranteed Minimum Accumulation Benefit II Rider is 0.90%. The charge is expressed as an annual percentage; it will be assessed on the Accumulation Benefit Base and will be deducted from the Contract Value on a quarterly basis.
[12]	Amount shown does not include any optional benefit Riders.
[13]	Combining the Inflation Protector Withdrawal Benefit Rider with Enhanced Death Benefit Rider will result in the highest possible maximum Rider Charges of 3.25%. This Example also assumes maximum Fund expenses of 1.33%.
[14]	Assumes that no optional benefit Riders are purchased and minimum Fund expenses of 0.35%.
[15]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2023. Fund expenses may be higher or lower in the future. This information is provided by the Funds and their agents, and is based on the expenses of each Fund’s most recently completed fiscal year.